Commitments and Contingencies (Details)	12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2022 CNY (¥)
Commitments and Contingencies
Unpaid purchase commitment		$ 2,841,903	¥ 18,675,000
Operating lease expense	$ 90,748	77,768
Future minimum payments for period greater than one year	0	0
With in one year	15,555	58,328
Total	15,555	$ 58,328
Amount of interest-free loan provided	$ 315,050			¥ 2,000,000